Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 18: Earnings per Share

CNH reflects common share equivalents in its computation of diluted weighted average shares outstanding when applicable and when inclusion is not anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.

The following table reconciles the numerator and denominator of the basic and diluted earnings per share computations for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Global N.V.	$939	$452	$(190)

Weighted average common shares outstanding—basic	239.4	237.8	237.4

Basic earnings (loss) per share attributable to CNH Global N.V. common shareholders	$3.92	$1.90	$(0.80)

Diluted:
Net income (loss) attributable to CNH Global N.V.	$939	$452	$(190)

Weighted average common shares outstanding—basic	239.4	237.8	237.4
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	1.0	0.8	—

Weighted average common shares outstanding—diluted	240.4	238.6	237.4

Diluted earnings (loss) per share attributable to CNH Global N.V. common shareholders	$3.91	$1.89	$(0.80)

(A)

Stock options to purchase approximately 2.3 million, 4.2 million, and 4.5 million shares during 2011, 2010, and 2009, respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.